Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Schedule of Discontinued Operation

	Years ended December 31,
	2023	2022	2021
	$	$	$
ORGANOCLAY SALES	-	-	18
COST OF SALES	-	-	(42)
GROSS LOSS	-	-	(24)

EXPENSES
General, administrative, and other	-	-	(37)
	-	-	(37)

Other income	-	-	25
Gain on sale of assets	-	-	158

NET INCOME FROM DISCONTINUED OPERATION	-	-	122
	-	-
Net cash inflow from discontinued operation	-	-	3,523